Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenues

	Year Ended December 31,
U.S.$ millions	2025	2024
Revenues from contracts with customers
Capacity arrangements and transportation [1]	1,634	1,662
Other [2]	(169)	—
	1,465	1,662
Marketing activities [3]	403	453
Other revenues [2]	118	5
Total Revenues	1,986	2,120
1.Capacity arrangements and transportation revenues include $18 million (2024 – $24 million) relating to the Intra-Alberta & Other segment. The remaining revenue relates to the Company's Keystone Pipeline System segment.
2.Other revenues from contracts with customers includes a gross reduction in revenue of $169 million related to amounts accrued under the terms of the Withdrawal of Keystone Variable Toll Disputes. Refer to Note 23, Commitments, Contingencies, and Guarantees for additional details. For the year ended December 31, 2025, other revenues of $118 million include $126 million related to the amounts accrued for the indemnified amount receivable from the Former Parent in connection with the Withdrawal of Keystone Variable Toll Disputes and a ($10 million) reduction relating to indemnified amounts due to the Former Parent for the CER variable toll disputes. Refer to Note 23, Commitments, Contingencies, and Guarantees for additional details.
3.Relates to revenue from the Company's marketing activities and financial instruments. Refer to Note 21, Risk Management and Financial Instruments for additional information.

Schedule of Contract Balances

	December 31,	December 31,	Affected Line Item on the Consolidated Balance Sheets
U.S.$ millions	2025	2024
Receivables from contracts with customers	475	329	Accounts receivable
Contract liabilities [1]	16	15	Accounts payable and other
Long-term contract liabilities	24	19	Other long-term liabilities
1.During the year ended December 31, 2025, $13 million (2024 – $17 million) of revenues were recognized that were included in contract liabilities at the beginning of the year.